Finance Lease Liabilities (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance Lease Liabilities [Abstract]
Current portion	$ 332,957	$ 974,211	$ 1,351,327
Non-current portion	2,126,122	2,008,614	1,716,597
Finance lease liabilities	$ 2,459,079	$ 2,982,825	$ 3,067,924